Shareholder Report, Average Annual Return (Details) 193851_Innovator 20 Year Treasury Bond 9 Buffer ETF - July_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	62 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July NAV
Average Annual Return, Percent	0.53%	(3.58%)	(3.85%)
S&P U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Aggregate Bond Index
Average Annual Return, Percent	6.11%	0.15%	0.03%
ICE US Treasury 20+ Year Index Excluding Transaction Costs [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Treasury 20+ Year Index Excluding Transaction Costs
Average Annual Return, Percent	2.05%	(7.86%)	(8.13%)